Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2019
Other Operating Results Net [Abstract]
Schedule of other operating results

	June 30, 2019	June 30, 2018	June 30, 2017
Gain from disposal of subsidiary and associates	688	602	10
Donations	(199)	(118)	(263)
Lawsuits and other contingencies (1)	(67)	748	(44)
Reversal of cumulative translation adjustment (2)	-	-	83
Interest income from operating assets	450	333	439
Others	(571)	(36)	(876)
Total other operating results, net	301	1,529	(651)

(1)	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 815. Includes legal costs and expenses Includes legal costs and expenses.
(2)	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison.